SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Estimated Useful Life of Property and Equipment
Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

%

Machinery	15
Office furniture and equipment	6 - 33
Leasehold improvements	(*)

(*)
Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.